TAXES (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities:
Deferred tax liabilities	CAD (253,108)	CAD (283,533)
Deferred tax assets:
Deferred tax assets	80,324	152,046
Derivative contracts [Member]
Deferred tax liabilities:
Deferred tax liabilities	11,386	0
Deferred tax assets:
Deferred tax assets	10,164	18,806
Capital assets [Member]
Deferred tax liabilities:
Deferred tax liabilities	(259,236)	(265,772)
Deferred tax assets:
Deferred tax assets	(294,178)	(55,718)
Non-capital losses [Member]
Deferred tax liabilities:
Deferred tax liabilities	34,703	20,561
Deferred tax assets:
Deferred tax assets	342,202	155,447
Asset retirement obligations [Member]
Deferred tax liabilities:
Deferred tax liabilities	(27,868)	(20,577)
Deferred tax assets:
Deferred tax assets	28,056	28,960
Unrealized foreign exchange [Member]
Deferred tax liabilities:
Deferred tax liabilities	(13,355)	(15,386)
Deferred tax assets:
Deferred tax assets	(7,927)	(72)
Other deferred tax liabilities [Member]
Deferred tax liabilities:
Deferred tax liabilities	1,262	(2,359)
Other deferred tax assets [Member]
Deferred tax assets:
Deferred tax assets	CAD 2,007	CAD 4,623